Basis of preparation of the consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investing activities
Proceeds from maturities of securities at amortized cost	$ 9,807	$ 17,526	$ 54,275
Financing activities
Proceeds from long-term borrowings and debt	609,017	219,905	406,149
Repayments of long-term borrowings and debt	$ (256,173)	(883,476)	(464,242)
Previously stated [member]
Operating activities
Amortizations in securities at amortized cost		0	0
Net changes in hedging position		(26,363)	21,333
Investing activities
Proceeds from maturities of securities at amortized cost		18,258	55,240
Financing activities
Net increase (decrease) in short-term borrowings and debt		(397,352)	(960,281)
Proceeds from long-term borrowings and debt		219,905	403,489
Repayments of long-term borrowings and debt		(857,799)	(508,564)
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Operating activities
Amortizations in securities at amortized cost		732	965
Net changes in hedging position		24,530	(46,169)
Investing activities
Proceeds from maturities of securities at amortized cost		(732)	(965)
Financing activities
Net increase (decrease) in short-term borrowings and debt		1,147	(814)
Proceeds from long-term borrowings and debt		0	2,660
Repayments of long-term borrowings and debt		(25,677)	44,322
As Corrected [Member]
Operating activities
Amortizations in securities at amortized cost		732	965
Net changes in hedging position		(1,833)	(24,836)
Investing activities
Proceeds from maturities of securities at amortized cost		17,526	54,275
Financing activities
Net increase (decrease) in short-term borrowings and debt		(396,205)	(961,095)
Proceeds from long-term borrowings and debt		219,905	406,149
Repayments of long-term borrowings and debt		$ (883,476)	$ (464,242)